Harbor PanAgora Dynamic Large Cap Core ETF Investment Strategy - Harbor PanAgora Dynamic Large Cap Core ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests primarily in equity securities, principally common stocks and preferred stocks of large cap companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large cap companies. The Fund defines large cap companies as those with market capitalizations that fall within the range of at least one of the following indexes: the Russell 1000 Index or the S&P 500 Index. As of December 31, 2025, the range of each Index was $1.03 billion to $4.53 trillion and $5.82 billion to $4.53 trillion, respectively, but each is expected to change frequently. In managing the Fund’s portfolio, PanAgora Asset Management, Inc., the Fund’s subadvisor (“PanAgora” or the “Subadvisor”), employs a bottom-up approach that integrates fundamental and quantitative techniques with risk management tools. In evaluating and selecting investments for the Fund, PanAgora employs a proprietary framework using quantitative models that seeks to identify companies that offer above-market return potential based on certain metrics measuring a company’s financial and operational health. The Subadvisor believes that excess returns compared to the Fund’s benchmark, the S&P 500 Index (or “alpha”) can be generated over the long term by investing in high-quality companies with strong management and superior competitive edge, positive sentiment and/or attractive valuations. The Subadvisor seeks to generate excess returns using its proprietary alpha modeling approach that incorporates a diverse set of uncorrelated fundamentally and economically driven alpha factors related to each company’s financial and operational health to build a unique model for each stock within the investible universe. The Subadvisor maintains an inventory of alpha factors that fall into categories including, but not limited to, value, momentum, and quality factors. These factors seek to systematically capture fundamental business strength and qualities. The Subadvisor also believes in the alpha generation potential of environmental, social and governance (“ESG”) factors. The Subadvisor utilizes tools and analyzes metrics that are designed to assess companies' ESG attributes to develop proprietary ESG alpha factors that are evaluated alongside the other alpha factors. The consideration of ESG alpha factors together with other alpha factors contributes to a company’s overall alpha score. The Subadvisor may rely on tools such as data sets that reflect corporate filings and earnings transcripts that the Subadvisor uses to capture different ESG attributes including board makeup and quality, integrity in communications to investors as well as resource efficiency, which is derived from alternative data sets. The ESG metrics and information used in the portfolio construction process may change over time and may not be relevant to all companies that are eligible for investment by the Fund. The Subadvisor’s proprietary alpha modeling tool is designed to systematically establish a tailored alpha forecast model for each company and adapts this forecast as a company’s fundamental characteristics evolve over time. The Subadvisor then uses a proprietary optimization technique along with risk management tools to analyze stock weight decisions and select the portfolio that it believes maximizes alpha for a given level of risk. This optimization tool also analyzes several risk metrics, including, among others, tracking error relative to the Fund’s benchmark, market risk, and concentration risk. The Fund primarily invests its assets in issuers located in the U.S. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related industries or sectors. The Fund is classified as non-diversified, which means the Fund may invest in the securities of a smaller number of issuers than a diversified fund.